Other Current Assets and Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Other Current Assets and Non-Current Assets [Abstract]
Schedule of Other Current Assets

Other current assets consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Value-added tax recoverable	9,059	8,499	1,253
Loans to third parties (i)	20,345	20,493	3,020
Prepayments	-	87,571	12,906
Deposits	2,600	2,689	396
Staff advances	550	1,234	182
Others	1,977	6,122	903
Less: Allowance for expected credit losses	(16,568)	(31,641)	(4,663)
	17,963	94,967	13,997

(i)

In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into one-year loan agreements, renewed annually, with Shanghai Huazhen Construction Engineering Co., Ltd. (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to lend a total loan amount of RMB12,560 (US$1,769) on an interest-free basis for the working capital needs of SH Huazhen. As of June 30, 2026, the outstanding balance has been fully provided for impairment.

In December 2023, Youguan Financial Leasing entered into one-year loan agreements with Cao Yue, Gong Hua and He Guangquan for revolving loan quotas, each in the amount of RMB2.4 million, pursuant to which Youguan Financial Leasing was entitled to lend a total loan amount of RMB7.2 million on an interest-free basis. As of June 30, 2026, the outstanding balance has been fully provided for impairment.

Schedule of Doubtful Accounts

An analysis of the doubtful accounts was as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(6,337)	(16,568)	(2,442)
Additional (allowance)/reversal for doubtful accounts	(10,231)	(15,073)	(2,221)
Balance at the end of the period	(16,568)	(31,641)	(4,663)

Schedule of Other Non-current Assets

Other non-current assets consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)

Investment receivable (ii)	-	50,000	7,369
Loans to third parties (iii)	78,926	81,420	12,000
	78,926	131,420	19,369

(ii)

On April 21, 2026, the Company entered into an investment agreement with Hainan Manduohuizhi Investment Co., Ltd. (the “Target Company”) to make a capital contribution of RMB50,000 (US$7,369) in cash by way of a capital increase. As the Target Company failed to complete the required industrial and commercial registration change on a timely basis, the Company has decided to withdraw from the investment and is currently in negotiations with the Target Company regarding the withdrawal. As of June 30, 2026, the agreement had not been formally terminated.

As of June 30, 2026, the RMB50,000 (US$7,369) paid under the investment agreement is recorded as investment receivable, which is classified as current. Management assessed the recoverability of the investment receivable and determined that no impairment provision was required.

(iii)

On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company agreed to provide a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annum. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company expects to promote its sourcing services, product sales, and battery-swapping services in the HK area. As of June 30, 2026, the loan had not yet been disbursed to any customers, as the Company’s vehicle product remains at the certification stage and no contracts have been entered into with any dealers or purchasers of battery swapping stations.

In April 2023, the Group entered into a cooperation agreement with Richness Fortune Credit (HK) Company Limited (“Richness”), whereby the Group agreed to provide a $6,000 loan to facilitate Richness’ identification of potential investment targets. However, due to persistent weakness in the primary investment market, the investment opportunities presented by Richness failed to meet management’s expectations, resulting in the funds remaining unutilized. Subsequently, in 2024, the Group and Richness executed an amendment agreement that:

extends the cooperation term through December 2028 and implements an annual interest charge of $300. During the six months ended June 30, 2026, the Company recognized interest of RMB1,357 (US$200).